ASSET IMPAIRMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Impairment Charges [Abstract]
ASSET IMPAIRMENTS

(14) ASSET IMPAIRMENTS

Management estimates the fair value of each vessel not expected to return to active service (considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures) by considering items such as the vessel’s age, length of time stacked, likelihood of a return to active service and actual recent sales of similar vessels, among others. For vessels with more significant carrying values, we obtain an estimate of the fair value of the stacked vessel from third-party appraisers or brokers for use in our determination of fair value estimates.

Stacked vessels expected to return to active service are generally newer vessels, have similar capabilities and likelihood of future active service as other currently operating vessels, are generally current with classification societies in regards to their regulatory certification status, and are being actively marketed. Stacked vessels expected to return to service are evaluated for impairment as part of their assigned active asset group and not individually.

The company reviews the vessels in its active fleet for impairment whenever events occur or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. In such evaluation, the estimated future undiscounted cash flows generated by an asset group are compared with the carrying amount of the asset group to determine if a write-down may be required. If an asset group fails the undiscounted cash flow test, the company estimates the fair value of each asset group and compares such estimated fair value, considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures, to the carrying value of each asset group in order to determine if impairment exists. Similar to stacked vessels, management obtains estimates of the fair values of the active vessels from third party appraisers or brokers for use in determining fair value estimates.

The below table summarizes the number of vessels impaired and the amount of the impairment incurred during the quarters and six month periods ended June 30, 2018 and 2017.

	Successor	Predecessor	Successor	Predecessor
(In thousands, except number of vessels impaired)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Number of vessels impaired in the period (A)	2	77	15	89
Amount of impairment incurred	$1,215	163,423	7,401	228,280

(A)

For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.

(19) ASSET IMPAIRMENTS

Management estimates the fair value of each vessel not expected to return to active service (considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures) by considering items such as the vessel’s age, length of time stacked, likelihood of a return to active service, and actual recent sales of similar vessels, among others. For vessels with more significant carrying values, we obtain an estimate of the fair value of the stacked vessel from third-party appraisers or brokers for use in our determination of fair value estimates.

Due in part to the modernization of the company’s fleet, more vessels that are being stacked are newer vessels that are expected to return to active service. Stacked vessels expected to return to active service are generally newer vessels, have similar capabilities and likelihood of future active service as other currently operating vessels, are generally current with classification societies in regards to their regulatory certification status, and are being actively marketed. Stacked vessels expected to return to service are evaluated for impairment as part of their assigned active asset group and not individually.

The company reviews the vessels in its active fleet for impairment whenever events occur or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. In such evaluation, the estimated future undiscounted cash flows generated by an asset group are compared with the carrying amount of the asset group to determine if a write-down may be required. If an asset group fails the undiscounted cash flow test, the company estimates the fair value of each asset group and compares such estimated fair value, considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures, to the carrying value of each asset group in order to determine if impairment exists. Similar to stacked vessels, management obtains estimates of the fair values of the active vessels from third party appraisers or brokers for use in determining fair value estimates.

During the five month period from August 1, 2017 through December 31, 2017 (Successor), the company recognized $14.4 million of impairment charges on five vessels that were stacked. The fair value of vessels in the stacked fleet incurring impairment during the period from August 1, 2017 through December 31, 2017 (Successor) was $8.8 million (after having recorded impairment charges).

During the five month period from August 1, 2017 through December 31, 2017 (Successor), there were no impairments related to active vessels.

During the four month period from April 1, 2017 through July 31, 2017 (Predecessor), the company recognized $157.8 million of impairment charges on 73 vessels that were stacked. The fair value of vessels in the stacked fleet incurring impairment during the period from April 1, 2017 through July 31, 2017 (Predecessor) was $505.6 million (after having recorded impairment charges).

During the four month period from April 1, 2017 through July 31, 2017 (Predecessor), the company recognized $26.9 million of impairments on six vessels in the active fleet. The fair value of vessels in the active fleet incurring impairment during the period from April 1, 2017 through July 31, 2017 (Predecessor) 2017 was $66.2 million (after having recorded impairment charges).

The table below summarizes the number of vessels and ROVs impaired, the amount of impairment incurred and the combined fair value of the assets after having recorded the impairment charges.

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Number of vessels impaired during the period	5	79	132
Number of ROVs impaired during the period	—	—	8
Amount of impairment incurred (A)	$16,777	184,748	484,727
Combined fair value of assets incurring impairment after having recorded impairment charges	8,763	571,821	933,068

(A)

The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.

Please refer to Note (1) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for a discussion of the company’s accounting policy for accounting for the impairment of long-lived assets.